COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Contractual Amounts Represent Credit Risk

Financial instruments whose contractual amounts represent credit risk at December 31 are as follows (in thousands):

	2012	2011

Commitments to extend credit	$54,985	$71,074
Standby letters of credit	$10,927	$12,127

Minimum Rental Commitments For all Non-Cancelable Leases	At December 31, 2012, the minimum rental commitments for all non-cancelable leases are as follows (in thousands):
2013	$140
2014	90
2015	70
2016	46
2017	42

Total	$388